Dividend income (Tables)	12 Months Ended
Dec. 31, 2020
Dividend income [Abstract]
Dividend income
Dividend	income for the years ended December 31, 2018, 2019 and 2020 are as follows:

	2018		2019	2020
Securities at FVTPL	~~W~~	70,955	65,572	76,453
Securities at FVOCI		16,871	16,586	21,503

	~~W~~	87,826	82,158	97,956